Note B - Allowance for Doubtful Accounts (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Disclosure Text Block Supplement [Abstract]
Allowance for Doubtful Accounts Receivable	$ 498,000	$ 561,000